Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and contingencies
Commitments and contingencies

36. Commitments and contingencies

(a)Commitments

The Group’s commitments contracted but not provided in the consolidated financial statements for the year ended December 31, 2022 are as follows:

		Less than			Over
	Total	1 Year	1-3 Years	3-5 Years	5 Years
	RMB	RMB	RMB	RMB	RMB
Lease commitments	79,158	29,318	45,408	3,854	578
Commitments for promotion and other operating expenses	21,864	13,377	8,487	—	—

The Group’s commitments contracted but not provided in the consolidated financial statements for the year ended December 31, 2023 are as follows:

		Less than			Over
	Total	1 Year	1-3 Years	3-5 Years	5 Years
	RMB	RMB	RMB	RMB	RMB
Lease commitments	68,844	48,924	18,110	1,773	37
Commitments for promotion and other operating expenses	1,915,113	485,506	956,393	473,214	—

The Group’s commitments contracted but not provided in the consolidated financial statements for the year ended December 31, 2024 are as follows:

		Less than			Over
	Total	1 Year	1-3 Years	3-5 Years	5 Years
	RMB	RMB	RMB	RMB	RMB
Lease commitments	3,755	552	1,371	968	864
Commitments for promotion and other operating expenses	1,467,867	501,046	960,321	6,500	—
Commitments for property and equipment and intangible assets purchase	460,661	460,661	—	—	—

These leases will commence after December 31, 2024 with lease terms from 1 year to 9 years.

(b)Litigation and other contingencies

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it has a present obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Group reviews the need for any such liability on a regular basis. Litigation is subject to inherent uncertainties and the Group’s view of these matters may change in the future.

Starting in July 2021, the Company and certain of its officers and directors were named as defendants in several putative securities class actions filed in federal court and state court in the United States. These actions alleged, in sum and substance, that the registration statement and prospectus the Group prepared for its initial public offering contained material misstatements and omissions. The Group is currently unable to predict the timing, outcome or consequences of these actions, or estimate the possible loss or possible range of loss, if any, associated with the resolution of these lawsuits. The results from the lawsuits could have an adverse effect on the Group’s consolidated financial position, results of operations, or cash flows in the future.

After our initial public offering in the United States, the SEC contacted the Company and made inquiries in relation to the offering. The Company is cooperating with the investigation, subject to strict compliance with applicable PRC laws and regulations. The Group is currently unable to predict the timing, outcome or consequences of such an investigation.

36. Commitments and contingencies (Continued)

(c)Past cybersecurity review and apps takedown in China

On July 2, 2021, the Cybersecurity Review Office posted an announcement stating that the Group was subject to a cybersecurity review and that it required the Group to suspend new user registration in China during the review. On July 4 and July 9, 2021, the CAC posted announcements, which together stated that 26 of the apps that the Group operates in China violated PRC laws and regulations in collecting personal information. Pursuant to the PRC Cybersecurity Law, app stores were notified to take down these apps in China. An administrative fine of RMB8.026 billion was imposed for the violation of the Cybersecurity Law, Data Security Law and Personal Information Protection Law and was paid in the year ended December 31, 2022. On January 16, 2023, with the approval of the Cybersecurity Review Office, the Group resumed the registration of new users on DiDi Chuxing.

The Group fully cooperated with the PRC government authorities on the cybersecurity review and rectification measures. The Group conducted a series of rectification measures under the supervision of the PRC regulatory authorities. In addition, the Group has formulated an internal management mechanism for data security and storage, algorithm transparency and users’ right of free choice, so as to enhance employees’ attention to and awareness of these matters. Meanwhile, the Group has organized and conducted education and training programs for employees regarding such matters as information network security, data security and storage, and user personal information protection, and strengthened employees’ awareness of legal compliance with respect to the information network security and application. However, there are uncertainties with respect to whether the Group might become subject to new cybersecurity review in the future. If the Group is unable to complete the new review and any necessary rectification measures, the growth and the usage of the Group’s platform in China may decline, which could materially and adversely affect the Group’s business, financial condition, results of operations and prospects.

(d)Operation and compliance risk

On July 27, 2016, the Ministry of Transport, the Ministry of Industry and Information Technology, the Ministry of Public Security, the Ministry of Commerce, the State Administration for Market Regulation and the CAC jointly promulgated the Interim Measures for the Management of Online Ride Hailing Operation and Service (“Interim Measures”), which took effect on November 1, 2016 and was last amended on November 30, 2022, to regulate the business activities of online ride hailing services and to ensure the safety of passengers by establishing a regulatory system for the platforms, vehicles and drivers engaged in online ride hailing services. In accordance with the Interim Measures, the platform that conducts the online ride hailing services is subject to obtaining the necessary permit. The vehicles used for online ride hailing services must also obtain the transportation permit for vehicles, and the drivers engaged in online ride hailing services are required to meet certain requirements and pass the relevant exams.

The Group has not obtained the required permits for certain cities when the Group is required to do so, and not all drivers or vehicles on the platforms have the required licenses or permits. Therefore, the Group had been and may continue to be subject to fines as a result. If the Group fails to remediate the non-compliance with relevant law and regulation requirements, the Group could be subject to penalties and/or an order of correction, and as a result, the Group’s business, financial condition, and results of operations could be materially and adversely affected.

In an effort to ensure compliance with applicable Interim Measures, the Group has continuously conducted the process to obtain the necessary licenses or permits in different cities to mitigate the relevant compliance risk.